UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Extended Equity Market Index Fund

(PEXMX)

This semi-annual shareholder report contains important information about Extended Equity Market Index Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Extended Equity Market Index Fund	$12	0.23%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$1,193,359
Number of Portfolio Holdings	1,581
Table Summary

Portfolio Turnover Rate	4.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Industrials & Business Services	20.9%
Information Technology	18.3
Financials	14.8
Health Care	14.0
Consumer Discretionary	9.2
Real Estate	5.0
Communication Services	4.6
Energy	4.1
Materials	4.1
Other	5.0

Top Ten Holdings (as a % of Net Assets)

Table Summary
Space Exploration Technologies	1.3%
Snowflake	1.1
Cloudflare	0.9
Bloom Energy	0.9
Astera Labs	0.8
Cheniere Energy	0.6
Rocket Lab	0.6
Ferguson Enterprises	0.5
Credo Technology Group Holding	0.5
Alnylam Pharmaceuticals	0.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F124-053 8/26

Extended Equity Market Index Fund

 (PEXMX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PEXMX Extended Equity Market
Index Fund

T. ROWE PRICE Extended Equity Market Index Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 35 .06 $ 32 .78 $ 30 .12 $ 24 .92 $ 36 .18 $ 37 .12
Investment
activities
Net investment
income
(1)(2)
0 .14 0 .33 0 .32 0 .32 0 .29 0 .27
Net realized and
unrealized gain/
loss 6 .22 3 .36 4 .84 5 .98 ( 9 .67 ) 4 .17
Total from
investment
activities 6 .36 3 .69 5 .16 6 .30 ( 9 .38 ) 4 .44
Distributions
Net investment
income — ( 0 .34 ) ( 0 .36 ) ( 0 .32 ) ( 0 .33 ) ( 0 .27 )
Net realized gain — ( 1 .07 ) ( 2 .14 ) ( 0 .78 ) ( 1 .55 ) ( 5 .11 )
Total distributions — ( 1 .41 ) ( 2 .50 ) ( 1 .10 ) ( 1 .88 ) ( 5 .38 )
NET ASSET
VALUE
End of period $ 41 .42 $ 35 .06 $ 32 .78 $ 30 .12 $ 24 .92 $ 36 .18

T. ROWE PRICE Extended Equity Market Index Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
18 .14% 11 .21% 16 .67% 25 .35% ( 26 .00 ) % 12 .31%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .23%
(4)
0 .24% 0 .24% 0 .25% 0 .26% 0 .30%
Net expenses
after waivers/
payments by
Price Associates 0 .23%
(4)
0 .24% 0 .24% 0 .25% 0 .25% 0 .30%
Net investment
income 0 .79%
(4)
0 .97% 0 .99% 1 .16% 1 .01% 0 .66%
Portfolio turnover
rate 4 .3% 15 .1% 11 .8% 13 .3% 13 .7% 36 .7%
Net assets, end
of period (in
thousands) $1,193,359 $1,035,921 $1,011,977 $953,770 $826,200 $1,281,380
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Extended Equity Market Index Fund
June 30, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.2%
COMMUNICATION SERVICES  4.6%
Diversified Telecommunication Services  1.9%
AST SpaceMobile (1)(2) 35,705 3,173
Cogent Communications Holdings  9,776 136
Globalstar (2) 8,126 660
IDT, Class B  4,278 249
Iridium Communications  17,509 960
Liberty Capital, Class C (2) 4,652 100
Liberty Global, Class A (2) 27,961 318
Liberty Global, Class C (2) 21,652 238
Liberty Latin America, Class C (2) 22,546 176
Lumen Technologies (2) 133,361 1,024
Shenandoah Telecommunications  16,721 252
Space Exploration Technologies, Class A (2) 85,708 14,644
Uniti Group (2) 27,861 320
22,250
Entertainment  1.4%
AMC Entertainment Holdings, Class A (2) 51,181 97
Cinemark Holdings  14,470 459
Firy (2) 19,852 202
Liberty Media Corp-Liberty Formula One, Class A (2) 5,561 487
Liberty Media Corp-Liberty Formula One, Class C (2) 31,564 3,003
Lionsgate Studios (1)(2) 37,591 576
Madison Square Garden Entertainment (2) 7,383 597
Madison Square Garden Sports (2) 2,513 1,010
ROBLOX, Class A (2) 95,869 5,213
Roku (2) 17,534 2,422
Sphere Entertainment (1)(2) 6,018 1,041
Starz Entertainment (2) 14,270 412
Vivid Seats, Class A (1)(2) 17,400 114
Warner Music Group, Class A  20,701 560
16,193
Interactive Media & Services  0.7%
Angi (2) 13,682 81
Cargurus (2) 14,001 477
Cars.com (1)(2) 17,820 195
fuboTV, Class A (1)(2) 5,024 46
Match Group  27,261 1,037
MediaAlpha, Class A (2) 13,394 168
People (2) 6,234 288

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Pinterest, Class A (2) 67,854 1,427
Reddit, Class A (2) 17,576 3,051
RUM Group (1)(2) 33,200 210
Shutterstock (1) 6,900 96
Snap, Class A (2) 148,320 659
TripAdvisor (1)(2) 16,900 232
Trump Media & Technology Group (1)(2) 24,835 192
Yelp (2) 10,192 250
Ziff Davis (2) 4,444 233
ZoomInfo Technologies (2) 46,925 138
8,780
Media  0.5%
Cable One (2) 1,335 71
DoubleVerify Holdings (2) 27,954 303
Gray Media  16,400 65
Ibotta, Class A (1)(2) 5,186 177
John Wiley & Sons, Class A  7,356 357
Liberty Broadband, Class A (2) 3,286 110
Liberty Broadband, Class C (2) 15,760 524
Magnite (2) 23,458 445
New York Times, Class A  20,726 1,451
Nexstar Media Group  4,765 851
Sinclair  12,910 184
Sirius XM Holdings  20,387 602
Versant Media Group  17,277 622
5,762
Wireless Telecommunication Services  0.1%
Array Digital Infrastructure  2,857 104
Gogo (2) 22,563 70
Telephone & Data Systems  14,570 539
713
Total Communication Services 53,698
CONSUMER DISCRETIONARY  9.2%
Automobile Components  0.9%
Adient (2) 14,100 259
Autoliv  11,062 1,285
BorgWarner  24,908 1,654
Dana  16,305 444
Dorman Products (2) 3,907 533
Garrett Motion  12,000 435
Gentex  28,146 711
Gentherm (2) 7,300 249

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Goodyear Tire & Rubber (2) 38,131 252
LCI Industries  4,295 455
Lear  6,661 893
Mobileye Global, Class A (1)(2) 19,764 191
Motorcar Parts of America (2) 11,900 182
Patrick Industries (1) 5,545 498
Phinia  6,482 534
QuantumScape (1)(2) 72,780 550
Solid Power (1)(2) 32,800 85
Standard Motor Products  6,888 268
Stoneridge (2) 21,236 155
Versigent (2) 5,023 211
Visteon  4,292 426
XPEL (2) 5,700 283
10,553
Automobiles  0.3%
Empery Digital (1)(2) 14,800 53
Harley-Davidson  17,135 419
Lucid Group (1)(2) 20,875 140
Rivian Automotive, Class A (2) 113,977 1,977
Thor Industries (1) 6,889 518
Winnebago Industries  4,427 138
3,245
Broadline Retail  0.5%
Coupang (2) 190,282 3,305
Dillard's, Class A (1) 400 211
Etsy (2) 14,220 1,071
Kohl's  22,042 391
Macy's  31,452 741
Ollie's Bargain Outlet Holdings (2) 8,767 674
QVC Group (2) 9,300 1
6,394
Distributors  0.2%
Gold.com  4,771 198
LKQ  34,784 916
Pool  4,517 971
2,085
Diversified Consumer Services  0.9%
ADT  39,584 257
Bright Horizons Family Solutions (2) 7,992 567
Carriage Services  7,100 272
Clear Secure, Class A  13,657 761

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Covista (2) 6,276 783
Duolingo (2) 5,688 654
Frontdoor (2) 10,887 845
Graham Holdings, Class B  340 388
Grand Canyon Education (2) 4,386 628
H&R Block  20,045 763
KinderCare Learning (2) 17,800 76
Laureate Education (2) 23,158 841
Liberty Live Holdings, Class A (2) 2,814 285
Liberty Live Holdings, Class C (2) 7,046 744
Service Corp. International  22,831 1,734
Strategic Education  4,020 308
Stride (2) 6,578 567
Universal Technical Institute (2) 9,799 419
10,892
Hotels, Restaurants & Leisure  2.2%
Aramark  38,568 2,195
Bally's (1)(2) 7,000 96
BJ's Restaurants (2) 4,775 290
Boyd Gaming  8,425 744
Brinker International (2) 5,840 981
Caesars Entertainment (2) 27,546 831
Canterbury Park Holding  6,213 98
Cava Group (2) 15,043 1,181
Cheesecake Factory  5,840 465
Choice Hotels International (1) 2,530 279
Churchill Downs  9,598 860
Cracker Barrel Old Country Store (1) 4,900 261
Dave & Buster's Entertainment (2) 10,200 116
Dine Brands Global (1) 6,600 237
DraftKings, Class A (2) 67,733 1,711
Dutch Bros, Class A (2) 19,684 1,414
Flutter Entertainment (2) 23,355 2,386
Hilton Grand Vacations (2) 8,961 469
Hyatt Hotels, Class A (1) 5,790 1,122
Jack in the Box (1)(2) 7,432 117
Life Time Group Holdings (2) 18,802 768
Marriott Vacations Worldwide  4,752 484
Navan, Class A (2) 15,416 353
Papa John's International (1) 5,845 215
Penn Entertainment (2) 22,081 472
Planet Fitness, Class A (2) 12,872 672
Pursuit Attractions and Hospitality (2) 8,225 460

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Red Robin Gourmet Burgers (1)(2) 23,500 188
Red Rock Resorts, Class A  7,631 496
Serve Robotics (1)(2) 18,100 119
Shake Shack, Class A (2) 5,185 290
Sharplink (2) 35,200 169
Six Flags Entertainment (1)(2) 17,052 363
Sweetgreen, Class A (1)(2) 25,952 229
Texas Roadhouse  8,710 1,683
Travel + Leisure  10,868 831
United Parks & Resorts (1)(2) 4,767 228
Vail Resorts (1) 4,574 623
Wendy's (1) 31,039 257
Wingstop  4,562 791
Wyndham Hotels & Resorts  8,875 747
26,291
Household Durables  1.3%
Cavco Industries (2) 1,213 745
Century Communities  4,065 291
Champion Homes (2) 7,259 640
Cricut, Class A (1) 13,400 59
Flexsteel Industries  2,994 223
Green Brick Partners (2) 6,308 505
Helen of Troy (2) 10,900 317
Hovnanian Enterprises, Class A (2) 1,384 197
Installed Building Products  3,887 893
KB Home  9,407 589
La-Z-Boy  7,961 319
Lovesac (1)(2) 5,600 94
M/I Homes (2) 3,260 524
Meritage Homes  8,500 713
Mohawk Industries (2) 7,057 856
SharkNinja (2) 11,136 1,696
Smith Douglas Homes (1)(2) 12,300 191
Somnigroup International  26,215 2,055
Sonos (2) 21,901 296
Taylor Morrison Home (2) 11,488 824
Toll Brothers  13,945 2,298
TopBuild (1)(2) 3,728 1,322
Universal Electronics (2) 15,100 72
Whirlpool (1) 7,030 277
15,996
Leisure Products  0.3%
Acushnet Holdings  5,075 602

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Brunswick  7,663 645
Callaway Golf (2) 20,700 389
Malibu Boats, Class A (2) 5,700 156
MasterCraft Boat Holdings (2) 3,665 95
Mattel (2) 46,731 649
Peloton Interactive, Class A (2) 50,674 299
Polaris  5,610 384
YETI Holdings (2) 13,451 667
3,886
Specialty Retail  2.1%
1-800-Flowers.com, Class A (1)(2) 21,800 76
Abercrombie & Fitch, Class A (2) 6,976 628
Academy Sports & Outdoors  10,803 509
Advance Auto Parts  10,436 649
American Eagle Outfitters  21,777 375
Asbury Automotive Group (2) 2,421 487
AutoNation (2) 3,194 593
Bath & Body Works  35,413 819
Boot Barn Holdings (2) 4,582 753
Burlington Stores (2) 8,718 2,762
Caleres  16,330 202
CarMax (2) 16,395 867
Chewy, Class A (2) 32,582 640
Children's Place (1)(2) 13,600 42
Dick's Sporting Goods (1) 7,538 1,710
Five Below (2) 7,824 1,407
Floor & Decor Holdings, Class A (2) 16,171 960
GameStop, Warrants, 9/10/30 (2) 5,535 16
GameStop, Class A (2) 55,355 1,222
Gap  28,758 537
Genesco (2) 5,100 172
Group 1 Automotive  1,689 492
Lithia Motors (1) 3,192 927
Monro  8,946 153
Murphy USA  2,631 1,418
National Vision Holdings (2) 15,322 291
OneWater Marine, Class A (1)(2) 11,700 132
Penske Automotive Group  2,304 412
PetMed Express (2) 38,500 74
RealReal (2) 19,900 235
RH (2) 2,394 394
Sally Beauty Holdings (2) 18,700 264
Signet Jewelers  6,243 538

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Sonic Automotive, Class A  2,562 217
Stitch Fix, Class A (2) 33,100 136
Upbound Group  7,450 158
Urban Outfitters (2) 7,100 503
Valvoline (2) 17,181 679
Victoria's Secret (2) 11,524 962
Warby Parker, Class A (2) 14,832 450
Wayfair, Class A (2) 15,655 1,447
25,308
Textiles, Apparel & Luxury Goods  0.5%
Capri Holdings (2) 14,840 276
Carter's  5,889 242
Columbia Sportswear  3,462 214
Crocs (2) 7,006 845
Figs, Class A (2) 23,000 235
G-III Apparel Group  6,785 229
Kontoor Brands  8,450 704
Levi Strauss, Class A  4,202 104
Movado Group  9,605 378
Oxford Industries (1) 4,800 167
PVH  5,982 444
Steven Madden  9,656 407
Superior Group (1) 12,443 163
Under Armour, Class A (1)(2) 21,900 140
Under Armour, Class C (2) 20,100 125
VF  47,329 790
Wolverine World Wide  12,328 204
5,667
Total Consumer Discretionary 110,317
CONSUMER STAPLES  2.3%
Beverages  0.3%
Boston Beer, Class A (2) 1,200 212
Celsius Holdings (2) 22,632 663
Coca-Cola Consolidated  7,420 1,417
National Beverage (2) 4,583 143
Primo Brands (1) 32,672 799
Vita Coco (2) 6,942 459
Willamette Valley Vineyards (2) 10,850 27
3,720
Consumer Staples Distribution & Retail  1.1%
Albertsons, Class A  44,631 604
Andersons  5,360 367

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
BJ's Wholesale Club Holdings (2) 17,934 1,564
Chefs' Warehouse (2) 6,100 586
Grocery Outlet Holding (1)(2) 25,500 254
Ingles Markets, Class A  3,900 345
Maplebear (2) 25,174 1,192
Performance Food Group (2) 20,452 2,286
PriceSmart  3,450 674
Sprouts Farmers Market (2) 14,021 1,186
U.S. Foods Holding (2) 30,226 3,091
United Natural Foods (2) 9,300 425
12,574
Food Products  0.6%
B&G Foods (1) 39,400 157
Cal-Maine Foods  7,255 585
Campbell's Company (1) 22,637 504
Darling Ingredients (2) 20,436 1,116
Del Monte  8,200 229
Flowers Foods (1) 33,083 261
Freshpet (2) 8,401 497
Ingredion  8,072 765
John B. Sanfilippo & Son  3,342 287
Lamb Weston Holdings  23,862 1,030
Marzetti  3,028 346
Pilgrim's Pride  5,587 157
Post Holdings (2) 6,155 543
Simply Good Foods (2) 14,785 196
Treehouse Foods, CVR (2)(3) 6,708 —
Utz Brands  22,900 176
Vital Farms (1)(2) 9,167 107
Westrock Coffee (1)(2) 39,100 317
7,273
Household Products  0.1%
Central Garden & Pet (2) 4,813 214
Central Garden & Pet, Class A (2) 10,652 413
Energizer Holdings  9,250 198
Spectrum Brands Holdings  3,493 300
WD-40  2,193 534
1,659
Personal Care Products  0.2%
BellRing Brands (2) 19,926 258
Coty, Class A (2) 28,748 62
Edgewell Personal Care  8,050 216

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
elf Beauty (2) 9,992 739
Interparfums  3,289 368
Lifevantage  12,900 81
Nu Skin Enterprises, Class A  11,100 59
1,783
Tobacco  0.0%
Turning Point Brands  2,975 252
Universal  3,808 199
451
Total Consumer Staples 27,460
ENERGY  4.1%
Energy Equipment & Services  1.3%
Archrock  21,788 887
Atlas Energy Solutions (1) 14,436 240
Cactus, Class A  6,981 358
DMC Global (2) 13,600 79
Expro Group Holdings (2) 23,809 352
Flowco Holdings, Class A  9,188 196
Forum Energy Technologies (2) 6,173 310
Helix Energy Solutions Group (2) 15,300 134
Helmerich & Payne  15,026 492
Kodiak Gas Services  14,417 1,083
Liberty Energy  23,880 625
Nabors Industries (2) 3,985 335
Noble (1) 14,854 554
NOV  56,657 1,051
Oceaneering International (2) 15,346 622
Oil States International (2) 23,678 190
Patterson-UTI Energy  48,051 441
ProPetro Holding (2) 18,000 258
Seadrill (2) 5,323 201
Solaris Energy Infrastructure  6,969 561
TechnipFMC  61,326 4,066
TETRA Technologies (2) 30,241 342
Tidewater (2) 7,911 527
Transocean (2) 125,920 616
Valaris (2) 7,900 573
Weatherford International  11,114 906
15,999
Oil, Gas & Consumable Fuels  2.8%
Antero Midstream  41,150 936
Antero Resources (2) 40,784 1,433

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
California Resources  11,159 590
Centrus Energy, Class A (2) 2,695 452
Cheniere Energy  29,691 7,097
Chord Energy  6,670 762
CNX Resources (2) 19,445 660
Comstock Resources (2) 14,200 212
Core Natural Resources  6,925 554
Crescent Energy, Class A  25,596 251
Delek U.S. Holdings  9,216 468
Dorian LPG  7,169 249
DT Midstream  11,438 1,678
Green Plains (2) 15,871 244
Gulfport Energy (2) 2,064 350
HF Sinclair  26,014 1,812
HighPeak Energy (1) 32,700 229
International Seaways  5,600 429
Kinetik Holdings  6,716 325
Lightbridge (1)(2) 11,900 105
Magnolia Oil & Gas, Class A  28,971 741
Matador Resources  16,689 831
Murphy Oil  17,271 562
Northern Oil & Gas  8,393 152
Ovintiv  40,744 2,145
Par Pacific Holdings (2) 11,000 617
PBF Energy, Class A  15,346 699
Peabody Energy  16,937 392
Permian Resources, Class A  120,049 2,210
Range Resources  36,100 1,343
REX American Resources (2) 7,910 357
SandRidge Energy  16,893 232
SM Energy  30,394 793
Talos Energy (2) 24,800 320
Uranium Energy (2) 78,123 833
Venture Global, Class A  66,357 739
Viper Energy, Class A  30,890 1,310
Vitesse Energy (1) 9,283 146
World Kinect  10,990 362
33,620
Total Energy 49,619
FINANCIALS  14.8%
Banks  6.0%
1st Source  5,161 421
Amalgamated Financial  7,504 344

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Ameris Bancorp  10,063 908
Arrow Financial  13,030 534
Associated Banc-Corp  28,723 884
Atlantic Union Bankshares  17,536 742
Axos Financial (2) 8,369 815
Banc of California  22,247 455
BancFirst  2,817 313
Bancorp (2) 7,786 488
Bank of Hawaii  5,166 421
Bank OZK  14,870 775
BankUnited  10,082 489
Banner  4,471 297
Beacon Financial  16,443 501
BOK Financial (1) 4,052 563
Capitol Federal Financial  29,044 247
Cathay General Bancorp  7,294 452
Central BanCo  8,830 268
City Holding  2,357 313
Columbia Banking System  43,487 1,394
Commerce Bancshares  14,390 831
Community Financial System  9,592 644
ConnectOne Bancorp  11,183 374
Cullen/Frost Bankers  8,450 1,306
Customers Bancorp (2) 5,639 446
CVB Financial  26,609 600
Dime Commercial Bancshares  8,900 362
East West Bancorp  20,640 2,664
Eastern Bankshares  28,895 643
Enterprise Financial Services  4,053 267
FB Financial  5,601 310
First Bancorp North Carolina  8,897 569
First BanCorp Puerto Rico  36,988 964
First Busey  13,229 390
First Citizens BancShares, Class A  1,390 2,892
First Commonwealth Financial  17,900 364
First Community Bankshares  5,125 228
First Financial  7,410 574
First Financial Bancorp  13,000 440
First Financial Bankshares  19,107 661
First Hawaiian  14,873 436
First Horizon  72,942 1,870
First Interstate BancSystem, Class A  12,919 498
First Merchants  10,972 479

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
First United  6,901 304
Firstsun Capital Bancorp (2) 5,275 205
Flagstar Bank  36,777 549
FNB  38,112 727
Fulton Financial  28,578 691
German American Bancorp  9,715 461
Glacier Bancorp  15,455 797
Hancock Whitney  12,355 923
Hilltop Holdings  6,936 269
Home BancShares  20,125 575
Hope Bancorp  25,700 352
Horizon Bancorp  13,014 260
Independent Bank  6,665 558
International Bancshares  7,972 606
Kearny Financial  29,937 283
Lakeland Financial  6,657 411
Mechanics Bancorp, Class A  8,965 143
Metropolitan Bank Holding  3,017 298
MVB Financial  9,908 287
National Bank Holdings, Class A  8,984 399
NB Bancorp  12,585 266
NBT Bancorp  6,411 317
Nicolet Bankshares  3,393 561
Northrim BanCorp  12,727 353
Northwest Bancshares  24,083 365
OceanFirst Financial  32,456 634
OFG Bancorp  12,892 633
Old National Bancorp  32,815 850
Park National  2,536 464
Peapack-Gladstone Financial  9,257 438
Peoples Bancorp  9,913 381
Pinnacle Financial Partners  20,657 2,084
Popular  11,226 1,843
Preferred Bank  3,072 326
Prosperity Bancshares  12,713 928
Provident Financial Services  16,823 398
Renasant  10,633 452
S&T Bancorp  9,203 452
Seacoast Banking  11,639 387
ServisFirst Bancshares  8,269 717
Simmons First National, Class A  16,979 385
Southside Bancshares  12,890 454
SOUTHSTATE BANK  10,953 1,094

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Stock Yards Bancorp  5,580 427
Texas Capital Bancshares  7,749 800
Tompkins Financial  5,023 475
Towne Bank  15,145 549
TriCo Bancshares  7,900 425
Triumph Financial (2) 4,365 333
TrustCo Bank  10,715 588
Trustmark  12,953 596
UMB Financial  10,409 1,486
United Bankshares  22,019 1,009
United Community Banks  16,137 566
Univest Financial  9,560 418
Valley National Bancorp  45,219 662
WaFd  5,368 206
Washington Trust Bancorp  12,292 448
Webster Financial  26,100 1,995
WesBanco  13,991 546
West BanCorp  11,401 302
Westamerica BanCorp  5,946 349
Western Alliance Bancorp  17,910 1,472
Western New England Bancorp  26,863 384
Wintrust Financial  8,340 1,340
WSFS Financial  8,518 654
Zions Bancorp  17,153 1,187
71,533
Capital Markets  2.4%
Affiliated Managers Group  3,688 1,248
Artisan Partners Asset Management, Class A  9,764 337
Bakkt (1)(2) 12,900 101
BGC Group, Class A  49,221 526
Blue Owl Capital  78,961 691
BRC Group Holdings (1)(2) 15,100 121
Carlyle Group  34,847 1,467
Cohen & Steers  4,000 305
DigitalBridge Group  22,400 354
Dominari Holdings (1) 19,200 60
Donnelley Financial Solutions (2) 6,165 259
Evercore, Class A  5,090 1,738
Federated Hermes  14,447 798
Galaxy Digital, Class A (2) 27,778 759
Hamilton Lane, Class A  6,522 514
Houlihan Lokey  6,397 858
Janus Henderson Group  18,652 969

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Jefferies Financial Group  19,593 979
Lazard  18,495 776
LPL Financial Holdings  11,609 3,270
MarketAxess Holdings  5,128 582
Miami International Holdings (2) 7,164 266
Moelis, Class A  9,466 619
Morningstar  3,695 577
Piper Sandler  10,168 736
PJT Partners, Class A  3,524 532
SEI Investments  10,743 942
StepStone Group, Class A  10,977 454
Stifel Financial  19,017 1,327
StoneX Group (2) 13,285 1,574
TPG  21,109 856
Tradeweb Markets, Class A  17,858 1,780
Victory Capital Holdings, Class A  4,929 414
Virtu Financial, Class A  13,247 789
Virtus Investment Partners  1,224 176
WisdomTree  25,737 436
28,190
Consumer Finance  1.2%
Ally Financial  33,289 1,530
Bread Financial Holdings  6,887 746
Credit Acceptance (1)(2) 900 573
Dave (2) 1,600 596
DeFi Development (1)(2) 13,900 41
Encore Capital Group (2) 5,000 466
Enova International (2) 4,152 1,000
EZCORP, Class A (1)(2) 17,751 614
Figure Technology Solutions, Class A (2) 4,280 131
FirstCash Holdings  5,306 1,148
Green Dot, Class A (2) 21,900 296
Katapult Holdings (2) 8,500 56
Navient  20,000 170
Nelnet, Class A  1,110 148
NerdWallet, Class A (2) 13,179 122
OneMain Holdings  19,645 1,198
PRA Group (2) 8,506 162
PROG Holdings  8,919 416
SLM  32,700 848
SoFi Technologies (1)(2) 172,084 3,085
Upstart Holdings (1)(2) 12,882 456
13,802

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Financial Services  1.9%
Affirm Holdings (2) 40,429 3,297
Cannae Holdings  23,400 337
Corebridge Financial  42,576 1,219
Equitable Holdings  46,412 2,037
Essent Group  14,443 928
Euronet Worldwide (2) 6,167 451
EVERTEC  13,431 373
Federal Agricultural Mortgage, Class C  1,802 359
Flywire (2) 20,300 357
HA Sustainable Infrastructure Capital  16,650 650
Jackson Financial, Class A  7,750 793
Marqeta, Class A (2) 69,277 281
MGIC Investment  28,322 799
NCR Atleos (2) 9,460 411
NewtekOne  13,474 200
NMI Holdings, Class A (2) 9,811 403
Onity Group (2) 4,762 189
Payoneer Global (2) 64,779 461
PennyMac Financial Services  4,095 357
Radian Group  15,703 592
Remitly Global (2) 26,042 584
Rocket, Class A (2) 133,897 2,109
Shift4 Payments, Class A (1)(2) 9,498 462
Toast, Class A (2) 70,675 1,966
Voya Financial  17,101 1,548
Walker & Dunlop  5,382 294
Western Union (1) 50,039 385
WEX (2) 4,889 690
22,532
Insurance  2.6%
American Financial Group  8,879 1,243
Assured Guaranty  8,838 708
Ategrity Specialty Holdings (2) 4,900 118
Axis Capital Holdings  12,862 1,382
Baldwin Insurance Group (1)(2) 12,751 339
Bowhead Specialty Holdings (2) 10,400 311
Brighthouse Financial (2) 9,283 588
CNA Financial (1) 518 25
CNO Financial Group  18,631 950
eHealth (2) 24,500 36
F&G Annuities & Life  1,919 51
Fidelity National Financial  31,991 1,509

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
First American Financial  14,377 986
Genworth Financial (2) 79,006 748
Goosehead Insurance, Class A (2) 5,108 248
Hanover Insurance Group  6,691 1,433
Hippo Holdings (2) 6,500 184
Horace Mann Educators  8,351 431
James River Group Holdings  28,500 125
Kemper  10,111 273
Kinsale Capital Group  2,820 930
Lemonade (2) 9,000 585
Lincoln National  22,003 778
Markel Group (2) 1,623 3,170
MBIA (1)(2) 22,000 143
Mercury General  5,590 596
Octave Specialty Group (2) 23,800 148
Old Republic International  27,671 1,132
Palomar Holdings (2) 4,755 601
Primerica  4,797 1,363
Reinsurance Group of America  7,848 1,669
RenaissanceRe Holdings  7,096 2,249
RLI  8,194 484
Root, Class A (2) 1,305 73
Ryan Specialty Holdings (1) 15,252 576
Safety Insurance Group  3,486 261
Selective Insurance Group  6,712 651
Skyward Specialty Insurance Group (2) 7,589 443
Stewart Information Services  4,480 296
TWFG (2) 10,086 243
United Fire Group  8,838 463
Unum Group  19,620 1,754
White Mountains Insurance Group  307 637
30,933
Mortgage Real Estate Investment Trusts  0.7%
ACRES Commercial Realty, REIT (1)(2) 13,145 234
AGNC Investment, REIT (1) 132,415 1,443
Annaly Capital Management, REIT  107,672 2,407
Apollo Commercial Real Estate Finance, REIT (1) 10,400 111
Arbor Realty Trust, REIT (1) 26,943 146
Blackstone Mortgage Trust, Class A, REIT  24,104 409
BrightSpire Capital, REIT  35,100 191
Ellington Financial, REIT (1) 14,005 191
KKR Real Estate Finance Trust, REIT  28,011 192
Ladder Capital, REIT  27,500 274

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
MFA Financial, REIT  28,122 272
PennyMac Mortgage Investment Trust, REIT (1) 21,600 244
Redwood Trust, REIT  37,467 178
Rithm Capital, REIT  102,985 967
Starwood Property Trust, REIT  31,262 512
TPG RE Finance Trust, REIT  26,100 218
7,989
Total Financials 174,979
HEALTH CARE  14.0%
Biotechnology  7.3%
4D Molecular Therapeutics (2) 17,132 228
89Bio, CVR (1)(2)(3) 17,700 —
Absci (2) 31,100 360
ACADIA Pharmaceuticals (2) 20,210 511
ADMA Biologics (2) 33,582 281
Agenus (1)(2) 24,500 75
Agios Pharmaceuticals (2) 10,063 373
Aldeyra Therapeutics (2) 35,091 75
Alkermes (2) 30,434 1,595
Alnylam Pharmaceuticals (2) 18,680 5,623
AnaptysBio (2) 5,239 354
Apogee Therapeutics (2) 7,963 1,057
Arcturus Therapeutics Holdings (1)(2) 17,500 118
Arcus Biosciences (2) 15,700 484
Arcutis Biotherapeutics (2) 16,466 432
Ardelyx (2) 41,400 211
Arrowhead Pharmaceuticals (2) 19,471 1,587
Atrium Therapeutics (2) 2,227 30
Avalo Therapeutics (2) 7,700 142
Beam Therapeutics (2) 15,848 544
Bicara Therapeutics (2) 7,396 220
Biohaven (2) 22,925 341
BioMarin Pharmaceutical (2) 23,745 1,359
Bridgebio Pharma (2) 23,442 1,746
C4 Therapeutics (2) 71,546 334
Cabaletta Bio (1)(2) 14,700 46
CareDx (2) 9,616 274
Cargo Therapeutics, CVR (1)(2)(3) 19,273 —
Catalyst Pharmaceuticals (2) 14,633 460
Celcuity (2) 5,128 536
Celldex Therapeutics (2) 12,325 459
CG oncology (2) 10,763 765
Cogent Biosciences (2) 25,384 982

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Corbus Pharmaceuticals Holdings (1)(2) 12,572 118
Corvus Pharmaceuticals (2) 13,628 204
Crescent Biopharma (1)(2) 8,300 149
CRISPR Therapeutics (1)(2) 13,560 740
Cullinan Therapeutics (2) 16,384 298
Cytokinetics (2) 19,946 1,699
Damora Therapeutics (2) 4,323 112
Denali Therapeutics (2) 22,945 590
Dianthus Therapeutics (2) 6,983 681
Disc Medicine (2) 5,499 402
Dyne Therapeutics (2) 21,900 486
Editas Medicine (2) 43,300 140
Emergent BioSolutions (2) 7,500 63
Entrada Therapeutics (2) 30,295 223
Erasca (2) 32,756 600
Exelixis (2) 36,106 1,965
First Tracks Biotherapeutics (2) 6,639 134
Generation Bio, CVR (2)(3) 7,536 —
GRAIL (2) 5,486 375
Halozyme Therapeutics (2) 16,543 1,295
Hemab Therapeutics Holdings (2) 7,137 262
Ideaya Biosciences (2) 14,722 549
IGM Biosciences, CVR (2)(3) 12,085 —
Immunome (2) 19,722 418
Immunovant (2) 11,863 457
Insmed (2) 31,178 3,324
Instil Bio (1)(2) 8,700 67
Intellia Therapeutics (1)(2) 22,463 380
Ionis Pharmaceuticals (2) 22,644 1,795
Iovance Biotherapeutics (1)(2) 40,671 169
Janux Therapeutics (2) 9,959 153
Kailera Therapeutics (2) 11,970 264
Karyopharm Therapeutics (1)(2) 10,886 106
Keros Therapeutics (2) 9,900 106
Kodiak Sciences (2) 6,732 262
Korro Bio (1)(2) 8,500 112
Krystal Biotech (2) 3,630 1,349
Kymera Therapeutics (2) 10,400 1,193
Kyverna Therapeutics (1)(2) 16,677 149
Lyell Immunopharma (1)(2) 6,557 92
Madrigal Pharmaceuticals (2) 2,677 1,437
MannKind (2) 48,692 207
Metsera Inc, CVR (2)(3) 8,574 —

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Mineralys Therapeutics (2) 8,612 232
Mirum Pharmaceuticals (2) 7,357 861
Monte Rosa Therapeutics (2) 21,816 528
Myriad Genetics (2) 27,996 160
Natera (2) 20,714 5,623
Neurocrine Biosciences (2) 13,866 2,337
Novavax (1)(2) 27,657 261
Nurix Therapeutics (2) 16,957 411
Nuvalent, Class A (2) 7,365 910
ORIC Pharmaceuticals (2) 25,061 271
Oruka Therapeutics (2) 10,471 997
Palvella Therapeutics (2) 2,146 328
Praxis Precision Medicines (2) 3,873 1,297
Prime Medicine (1)(2) 19,700 73
Protagonist Therapeutics (2) 9,285 1,138
Prothena (2) 21,981 215
PTC Therapeutics (2) 11,180 912
Recursion Pharmaceuticals, Class A (1)(2) 75,400 277
REGENXBIO (2) 23,500 282
Relay Therapeutics (2) 39,382 737
Replimune Group (2) 23,934 265
Revolution Medicines (2) 28,013 5,246
Rhythm Pharmaceuticals (2) 9,162 1,017
Rocket Pharmaceuticals (2) 32,596 111
Roivant Sciences (2) 62,529 2,213
Sana Biotechnology (1)(2) 30,000 105
Sarepta Therapeutics (2) 14,046 252
Scholar Rock Holding (2) 16,957 933
Sionna Therapeutics (2) 4,438 195
Spyre Therapeutics (2) 10,642 945
Stoke Therapeutics (2) 8,725 285
Summit Therapeutics (1)(2) 22,288 325
Syndax Pharmaceuticals (2) 14,433 316
Tango Therapeutics (2) 14,409 450
TG Therapeutics (2) 19,003 1,044
Tonix Pharmaceuticals Holding (2) 7,400 94
Travere Therapeutics (2) 12,900 733
Twist Bioscience (2) 9,613 989
Tyra Biosciences (2) 4,849 155
Ultragenyx Pharmaceutical (2) 16,156 539
uniQure (2) 10,360 477
United Therapeutics (2) 6,103 3,307
Vaxcyte (2) 18,027 1,048

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Vera Therapeutics (2) 12,389 532
Veracyte (2) 11,500 675
Vericel (2) 8,805 392
Viking Therapeutics (2) 16,926 660
Vir Biotechnology (2) 28,800 293
Viridian Therapeutics (2) 13,300 244
Vor BioPharma (2) 8,300 153
Voyager Therapeutics (2) 35,500 124
Xencor (2) 20,736 334
87,028
Health Care Equipment & Supplies  1.5%
Artivion (2) 7,508 169
AtriCure (2) 9,700 271
Axogen (2) 7,368 340
Beta Bionics (1)(2) 9,558 150
ClearPoint Neuro (1)(2) 11,400 203
CONMED  4,941 162
DENTSPLY SIRONA  33,855 359
Embecta  12,300 40
Enovis (2) 10,784 223
Envista Holdings (2) 23,543 620
Glaukos (2) 8,181 1,143
Globus Medical, Class A (2) 17,173 1,357
Haemonetics (2) 6,774 508
ICU Medical (2) 2,810 412
Inogen (2) 20,000 129
Inspire Medical Systems (2) 4,081 182
Integer Holdings (2) 3,837 359
Integra LifeSciences Holdings (1)(2) 9,900 178
IRhythm Holdings (2) 4,457 530
Kestra Medical Technologies (1)(2) 11,152 284
Lantheus Holdings (2) 10,605 1,177
LeMaitre Vascular  3,871 371
LivaNova (2) 6,500 535
Medline, Class A (2) 58,903 2,323
Merit Medical Systems (2) 9,101 631
Neogen (2) 32,340 291
Omnicell (2) 7,612 316
OraSure Technologies (2) 31,882 142
Orthofix Medical (2) 17,980 164
Outset Medical (2) 13,800 60
Penumbra (2) 5,885 1,858
Procept Biorobotics (2) 9,869 223

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
QuidelOrtho (1)(2) 11,400 200
RxSight (2) 14,600 70
Senseonics Holdings (1)(2) 18,900 107
SkyAI (1)(2) 20,800 23
Solana (2) 15,700 26
STAAR Surgical (2) 10,400 298
Tactile Systems Technology (2) 7,950 237
Teleflex  4,693 595
TransMedics Group (1)(2) 4,784 318
UFP Technologies (2) 1,564 415
17,999
Health Care Providers & Services  2.0%
Acadia Healthcare (1)(2) 12,521 370
Addus HomeCare (2) 2,305 232
Alignment Healthcare (2) 34,306 817
AMN Healthcare Services (2) 8,393 272
Ardent Health (2) 7,314 72
Astrana Health (2) 7,200 334
Billiontoone, Class A (1)(2) 1,221 146
BrightSpring Health Services (2) 23,720 1,654
Brookdale Senior Living (2) 41,575 669
Castle Biosciences (2) 7,500 179
Chemed  1,818 847
Concentra Group Holdings Parent  23,712 705
CorVel (2) 5,394 337
Cross Country Healthcare (2) 10,247 135
Encompass Health  16,052 1,622
Ensign Group  8,242 1,321
GeneDx Holdings (2) 3,200 220
Guardant Health (2) 20,175 3,027
HealthEquity (2) 11,643 1,052
Hims & Hers Health (1)(2) 30,177 1,046
LifeStance Health Group (2) 24,800 266
Molina Healthcare (2) 7,817 1,788
National HealthCare  1,905 403
NeoGenomics (2) 21,755 317
Option Care Health (2) 24,871 521
Oscar Health, Class A (2) 31,102 887
Pediatrix Medical Group (2) 11,408 289
Pennant Group (2) 7,994 295
Privia Health Group (2) 16,100 414
RadNet (2) 13,858 855
Select Medical Holdings  22,405 370

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Surgery Partners (2) 10,700 180
Tenet Healthcare (2) 13,664 2,556
24,198
Health Care Technology  0.2%
CareCloud (2) 23,700 50
Certara (2) 21,700 142
Doximity, Class A (2) 18,102 375
Evolent Health, Class A (2) 17,374 94
HealthStream  13,200 360
HeartFlow (2) 3,906 115
Phreesia (2) 13,600 140
Schrodinger (2) 18,500 301
Teladoc Health (2) 29,700 252
Waystar Holding (2) 13,856 284
2,113
Life Sciences Tools & Services  1.1%
10X Genomics, Class A (2) 18,024 691
Adaptive Biotechnologies (2) 19,073 409
Avantor (2) 85,207 844
Azenta (2) 7,222 184
BioLife Solutions (2) 10,200 288
Bio-Rad Laboratories, Class A (2) 2,995 880
Bruker  17,071 1,027
CryoPort (2) 15,400 242
Ginkgo Bioworks Holdings (2) 17,140 170
Illumina (2) 20,753 3,649
Medpace Holdings (2) 3,558 1,884
Omniab, Earn Out Shares $12.50 (2) 525 —
Omniab, Earn Out Shares $15.00 (2) 525 —
Personalis (2) 19,600 263
Repligen (2) 8,521 1,163
Sotera Health (2) 27,001 479
Tempus AI, Class A (1)(2) 14,316 829
13,002
Pharmaceuticals  1.9%
Alto Neuroscience (2) 12,046 318
Alumis (2) 14,500 408
Amphastar Pharmaceuticals (2) 6,490 131
Amylyx Pharmaceuticals (2) 25,000 449
Arvinas (2) 27,100 225
Atea Pharmaceuticals (2) 56,800 264
Avalyn Pharma (2) 6,206 204

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Axsome Therapeutics (2) 6,935 1,698
Collegium Pharmaceutical (1)(2) 7,188 260
Contineum Therapeutics, Class A (2) 11,300 185
Corcept Therapeutics (2) 12,743 1,108
Crinetics Pharmaceuticals (2) 19,546 731
Definium Therapeutics (2) 21,246 999
Elanco Animal Health (2) 69,573 1,712
Enliven Therapeutics (2) 9,061 460
Evolus (2) 27,500 191
EyePoint (2) 16,926 242
Harmony Biosciences Holdings (2) 6,000 219
Harrow (1)(2) 7,100 302
Hyperion DeFi (2) 20,500 64
Indivior Pharmaceuticals (2) 18,143 744
Innoviva (2) 14,911 339
Jazz Pharmaceuticals (2) 7,600 1,831
LENZ Therapeutics (1)(2) 14,435 82
Ligand Pharmaceuticals (2) 2,686 849
Liquidia (2) 10,276 819
MBX Biosciences (2) 7,119 393
Nektar Therapeutics (2) 4,600 321
Nuvation Bio (1)(2) 48,100 273
Ocular Therapeutix (2) 28,980 285
Omeros (1)(2) 13,400 127
Organon  24,446 331
Pacira BioSciences (2) 10,400 264
Perrigo  22,631 235
Phibro Animal Health, Class A  6,282 197
Prestige Consumer Healthcare (2) 8,539 404
Rapport Therapeutics (2) 9,064 378
Royalty Pharma, Class A  55,388 3,106
Scilex Holding (2) 6,900 54
Seaport Therapeutics (2) 6,378 139
Semnur Pharmaceuticals (2) 6,900 3
SpyGlass Pharma (2) 7,272 162
Supernus Pharmaceuticals (2) 8,500 395
Tarsus Pharmaceuticals (2) 6,459 407
WaVe Life Sciences (2) 59,588 346
Xeris Biopharma Holdings (2) 37,753 299
22,953
Total Health Care 167,293

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  20.9%
Aerospace & Defense  3.9%
AAR (2) 4,955 708
AeroVironment (2) 4,435 732
Archer Aviation, Class A (1)(2) 99,700 472
Arxis, Class A (2) 9,112 420
Astronics (2) 3,605 293
ATI (2) 18,315 3,610
BWX Technologies  12,590 2,451
Cadre Holdings (1) 5,905 168
Carpenter Technology  6,773 4,178
Curtiss-Wright  5,165 3,914
Firefly Aerospace (2) 4,888 144
FTAI Aviation  14,131 3,823
Hawkeye 360 (2) 7,093 143
HEICO  6,101 2,173
HEICO, Class A  11,089 2,860
Hexcel  14,427 1,443
Intuitive Machines (1)(2) 18,500 396
Karman Holdings (2) 14,098 704
Kratos Defense & Security Solutions (2) 25,694 1,281
Leonardo DRS  11,280 481
Loar Holdings (1)(2) 4,726 381
Mercury Systems (2) 7,900 966
Moog, Class A  3,897 1,652
National Presto Industries  2,413 302
Park Aerospace  6,394 244
Red Cat Holdings (1)(2) 20,400 217
Rocket Lab (2) 69,175 7,032
Safe Pro Group (1)(2) 15,400 67
StandardAero (2) 29,594 885
V2X (2) 2,879 215
VSE (1) 3,947 902
Woodward  8,277 3,521
46,778
Air Freight & Logistics  0.1%
GXO Logistics (2) 14,673 744
Hub Group, Class A  10,561 462
1,206
Building Products  1.6%
AAON  9,101 1,154
Advanced Drainage Systems  9,486 1,489

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Alpha Pro Tech (2) 16,000 90
Apogee Enterprises  5,852 268
Armstrong World Industries  6,465 1,037
AZZ  4,920 763
Carlisle  5,373 1,949
CEA Industries (1)(2) 15,900 43
CSW Industrials  2,392 666
Fortune Brands Innovations  14,749 810
Gibraltar Industries (2) 5,433 245
Griffon  5,789 565
Hayward Holdings (2) 18,300 317
JELD-WEN Holding (2) 18,400 27
Louisiana-Pacific  9,995 786
Madison Air Solutions, Class A (2) 15,192 592
Masterbrand (2) 20,500 211
Modine Manufacturing (2) 7,576 2,023
Owens Corning  12,284 1,953
Resideo Technologies (2) 22,561 702
Simpson Manufacturing  5,581 1,168
Trex (2) 18,143 908
UFP Industries  8,613 781
Zurn Elkay Water Solutions  16,859 852
19,399
Commercial Services & Supplies  1.2%
ABM Industries  5,678 251
ACCO Brands  30,789 128
ACV Auctions, Class A (2) 37,300 268
Aqua Metals (1)(2) 8,900 26
Brady, Class A  6,569 602
Brink's  6,425 607
Casella Waste Systems, Class A (2) 9,170 889
Cimpress (2) 3,493 355
Clean Harbors (2) 6,061 1,811
CoreCivic (2) 19,896 604
Ennis  15,458 329
Enviri (2) 4,601 101
GEO Group (2) 20,746 613
HNI  7,379 298
Interface  11,639 417
Knightscope, Class A (1)(2) 18,900 40
MillerKnoll  9,500 194
MSA Safety  6,058 1,058
Onterris (1)(2) 6,900 139

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
OPENLANE (2) 14,363 592
Pitney Bowes  27,032 474
Quad/Graphics  25,000 211
RB Global (1) 24,141 2,811
Tetra Tech  35,198 1,017
UniFirst  2,177 576
14,411
Construction & Engineering  2.3%
AECOM  17,661 1,233
Ameresco, Class A (2) 6,400 177
API Group (2) 59,280 2,511
Arcosa  6,494 944
Argan  2,149 1,716
Cardinal Infrastructure Group, Class A (2) 1,873 176
Construction Partners, Class A (2) 7,124 846
Dycom Industries (2) 4,209 2,128
Everus Construction Group (2) 7,573 1,257
Fluor (2) 21,925 1,149
Granite Construction  5,876 929
IES Holdings (2) 1,299 954
Legence, Class A (2) 6,333 540
MasTec (2) 8,418 3,502
Matrix Service (2) 17,898 245
MYR Group (2) 2,400 1,201
Primoris Services  8,668 859
Sterling Infrastructure (2) 4,370 3,668
Tutor Perini  6,744 560
Valmont Industries  2,712 1,566
WillScot Holdings (1) 28,637 826
26,987
Electrical Equipment  2.6%
Acuity  4,211 1,586
American Superconductor (2) 8,541 355
Amprius Technologies (2) 19,700 273
Array Technologies (1)(2) 32,800 243
Atkore  5,327 405
Bloom Energy, Class A (2) 36,064 10,917
EnerSys  4,783 1,118
Enovix (1)(2) 38,800 235
Eos Energy Enterprises (2) 54,511 320
Fluence Energy (1)(2) 12,200 243
Forgent Power Solutions, Class A (2) 18,159 1,014
FuelCell Energy (2) 13,800 497

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
GrafTech International (2) 10,080 60
LSI Industries  12,943 344
NANO Nuclear Energy (2) 6,400 135
Nextpower, Class A (2) 20,947 2,496
NuScale Power (2) 35,005 351
nVent Electric  22,725 3,854
Plug Power (2) 83,355 226
Powell Industries  3,990 1,143
Regal Rexnord  8,841 2,106
Sensata Technologies Holding  26,895 1,284
Shoals Technologies Group, Class A (2) 29,784 295
Stardust Power (1)(2) 22,500 35
Stem (2) 9,510 74
Sunrun (2) 32,995 441
Vicor (2) 3,500 1,329
X-Energy (2) 12,778 235
31,614
Ground Transportation  1.1%
ArcBest  3,494 501
Avis Budget Group (1)(2) 2,551 377
Covenant Logistics Group  9,424 416
FTAI Infrastructure (1) 32,300 150
Heartland Express  22,378 341
Knight-Swift Transportation Holdings  21,550 1,678
Landstar System  4,642 960
Lyft, Class A (2) 52,200 763
Marten Transport  18,200 316
RXO (2) 24,743 683
Ryder System  5,058 1,334
Saia (2) 4,213 1,774
U-Haul Holding, Non-Voting  12,554 724
Werner Enterprises  9,353 408
XPO (2) 15,645 3,212
13,637
Machinery  3.8%
AGCO  9,943 1,190
Alamo Group  1,974 325
Albany International, Class A  4,393 327
Allison Transmission Holdings  10,330 1,165
Astec Industries  4,900 300
Atmus Filtration Technologies  15,429 787
Blue Bird (2) 4,695 371
CECO Environmental (2) 6,314 573

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Chart Industries (2) 5,621 1,174
CNH Industrial  101,553 1,140
Crane  6,522 1,455
Donaldson  13,854 1,244
Douglas Dynamics  8,300 448
Enerpac Tool Group  7,377 265
Enpro  3,112 1,173
Esab  9,110 899
ESCO Technologies  3,724 1,304
Federal Signal  8,968 1,152
Flowserve  13,928 1,033
Franklin Electric  3,428 367
Gates Industrial (2) 27,779 777
Graco  21,246 1,606
Greenbrier  6,800 333
Helios Technologies  6,000 536
Hillman Solutions (2) 29,051 245
Hurco (2) 10,600 243
Hyster-Yale  6,000 210
ITT  11,702 2,314
JBT Marel  8,787 1,274
Kadant  2,032 639
Kennametal  9,600 336
Lincoln Electric Holdings  7,359 1,954
Microvast Holdings (1)(2) 18,400 22
Middleby (2) 8,778 1,510
Mueller Industries  15,730 1,934
Mueller Water Products, Class A  22,056 570
Oshkosh  7,529 1,156
Palladyne AI (1)(2) 13,100 80
Park-Ohio Holdings  9,709 373
Proto Labs (2) 6,299 513
RBC Bearings (2) 4,447 2,864
Richtech Robotics, Class B (1)(2) 23,600 50
SPX Technologies (2) 6,890 1,689
Standex International  1,457 521
Symbotic (2) 8,500 382
Tennant  3,100 271
Terex  16,556 1,198
Timken  9,539 1,386
Titan International (2) 17,050 131
Toro  14,772 1,439
Trinity Industries  7,658 265

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Wabash National  18,900 255
Watts Water Technologies, Class A  4,400 1,722
Worthington Enterprises  4,479 241
45,731
Marine Transportation  0.1%
Kirby (2) 7,439 1,012
Matson  3,850 740
1,752
Passenger Airlines  0.4%
Alaska Air Group (1)(2) 16,612 867
Allegiant Travel (2) 4,861 572
American Airlines Group (2) 78,529 1,419
JetBlue Airways (1)(2) 54,200 311
Joby Aviation (1)(2) 92,100 821
SkyWest (2) 6,107 607
4,597
Professional Services  1.7%
Amentum Holdings (2) 19,634 406
Asure Software (1)(2) 19,499 155
Booz Allen Hamilton Holding  18,407 1,117
CACI International, Class A (2) 2,906 1,346
CBIZ (2) 8,346 268
Concentrix (1) 6,177 138
Conduent (2) 55,440 81
CRA International  1,742 248
ExlService Holdings (2) 22,742 588
Exponent  6,816 401
First Advantage (2) 22,995 415
FTI Consulting (2) 4,803 716
Genpact  18,704 514
Huron Consulting Group (2) 3,154 284
ICF International  4,101 299
Innodata (2) 5,000 378
Insperity  8,082 334
KBR  16,675 576
Kforce  9,963 467
Korn Ferry  7,413 494
Legalzoom.com (2) 30,000 184
ManpowerGroup  7,115 240
Mastech Digital (2) 14,882 115
Maximus  6,704 360
Parsons (2) 6,865 360

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Paycom Software  6,292 791
Paylocity Holding (2) 6,351 664
Planet Labs (1)(2) 39,729 1,316
Resources Connection  24,580 104
Robert Half (1) 14,536 446
Science Applications International  5,778 638
SS&C Technologies Holdings  31,432 1,950
TransUnion  25,657 1,851
TriNet Group  6,092 301
TrueBlue (2) 14,440 101
TTEC Holdings (2) 20,690 40
UL Solutions, Class A  9,669 985
Upwork (2) 22,825 191
Verra Mobility (2) 33,203 141
Willdan Group (2) 2,790 221
20,224
Trading Companies & Distributors  2.1%
Applied Industrial Technologies  5,326 1,801
BlueLinx Holdings (2) 4,300 266
Boise Cascade  4,784 371
Core & Main, Class A (2) 27,013 1,303
Distribution Solutions Group (1)(2) 5,808 159
DNOW (2) 34,047 442
EquipmentShare.com, Class A (2) 8,176 161
Ferguson Enterprises  26,825 6,366
GATX  3,825 678
Herc Holdings  4,424 634
McGrath RentCorp  4,285 519
MSC Industrial Direct, Class A  4,929 586
NPK International (2) 16,076 256
QXO (1)(2) 68,823 1,189
Rush Enterprises, Class A  7,516 549
SiteOne Landscape Supply (2) 7,626 872
Sunbelt Rentals Holdings  57,784 4,323
Titan Machinery (2) 9,700 205
Watsco (1) 4,451 1,855
WESCO International  5,938 2,051
Willis Lease Finance  1,130 258
Xometry, Class A (1)(2) 7,500 724
25,568
Total Industrials & Business Services 251,904

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  18.3%
Communications Equipment  0.7%
Applied Optoelectronics (2) 10,200 1,511
Calix (2) 9,183 343
Clearfield (2) 4,400 175
Digi International (2) 5,148 386
Extreme Networks (2) 15,246 493
Harmonic (2) 16,900 276
KVH Industries (2) 37,763 374
NETGEAR (2) 4,983 116
NetScout Systems (2) 10,900 475
Ondas Inc (1)(2) 68,730 566
Ribbon Communications (2) 12,405 29
Ubiquiti  552 295
Viasat (2) 18,613 1,672
Viavi Solutions (2) 36,219 1,729
Vistance Networks  29,700 380
8,820
Electronic Equipment, Instruments & Components  2.8%
Advanced Energy Industries  5,329 1,987
Arlo Technologies (2) 21,152 285
Arrow Electronics (2) 6,434 1,373
Avnet  11,109 987
Badger Meter  4,300 638
Bel Fuse, Class B  2,116 705
Belden  7,744 929
Benchmark Electronics  6,799 671
Cognex  27,502 1,992
Crane NXT (1) 5,135 263
CTS  7,145 466
ePlus  3,279 273
Fabrinet (2) 5,173 2,908
Insight Enterprises (2) 3,508 427
IPG Photonics (2) 4,400 516
Itron (2) 5,447 471
Kimball Electronics (2) 7,668 196
Knowles (2) 12,529 520
Lightwave Logic (1)(2) 45,259 428
Littelfuse  3,038 1,383
Methode Electronics  16,250 308
Mirion Technologies (2) 26,500 475
nLight (2) 8,029 559
Novanta (1)(2) 5,628 913

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
OSI Systems (2) 1,938 424
Ouster (2) 9,300 581
PC Connection  1,605 117
Plexus (2) 4,246 1,277
Ralliant  17,274 1,272
Rogers (2) 2,650 434
Sanmina (2) 7,018 1,776
ScanSource (2) 3,499 182
TD SYNNEX  10,937 2,924
TTM Technologies (2) 14,280 2,671
Vishay Intertechnology  14,520 781
Vishay Precision Group (2) 4,946 741
Vontier  22,288 646
33,499
IT Services  3.7%
Applied Digital (2) 35,443 1,322
BigBear.ai Holdings (2) 62,260 228
Cloudflare, Class A (2) 45,005 11,039
CoreWeave, Class A (2) 35,583 3,542
DigitalOcean Holdings (1)(2) 11,480 1,803
DXC Technology (2) 25,163 223
EPAM Systems (2) 6,116 485
Everforth (2) 8,569 153
Fastly, Class A (2) 21,500 395
Hackett Group  23,610 254
Kyndryl Holdings (2) 30,190 341
MongoDB (2) 11,320 3,802
Okta (2) 23,765 3,243
Snowflake (2) 48,931 12,453
Twilio, Class A (2) 20,417 4,213
Unisys (2) 23,252 85
Whitefiber (1)(2) 3,760 146
43,727
Semiconductors & Semiconductor Equipment  5.4%
ACM Research, Class A (2) 8,142 1,033
Aehr Test Systems (2) 4,564 438
Allegro MicroSystems (1)(2) 17,135 1,193
Alpha & Omega Semiconductor (2) 5,600 265
Ambarella (2) 5,100 438
Amkor Technology  14,574 1,257
Astera Labs (2) 18,695 9,030
Atomera (2) 12,600 110
Axcelis Technologies (2) 4,702 891

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
AXT (2) 7,907 570
Cerebras Systems, Class A (2) 5,402 1,194
Cirrus Logic (2) 6,714 997
Cohu (2) 8,235 609
Credo Technology Group Holding (2) 22,907 6,229
Diodes (2) 4,571 500
Enphase Energy (2) 17,215 848
Entegris  23,207 4,174
FormFactor (2) 10,803 1,728
Impinj (2) 4,144 593
indie Semiconductor, Class A (1)(2) 18,600 83
Kulicke & Soffa Industries  8,865 1,186
Lattice Semiconductor (2) 22,250 3,403
MACOM Technology Solutions Holdings (2) 9,443 3,592
MaxLinear (2) 11,870 1,520
MKS  10,366 4,611
Navitas Semiconductor (2) 28,700 514
NVE  1,647 172
Onto Innovation (2) 6,475 2,450
Penguin Solutions (2) 9,470 720
Photronics (2) 8,688 283
Power Integrations  6,700 561
Qorvo (2) 10,391 969
Rambus (2) 18,154 2,410
Rigetti Computing (1)(2) 45,875 886
Semtech (2) 12,411 2,009
Silicon Laboratories (2) 3,728 815
SiTime (2) 3,003 2,239
SolarEdge Technologies (1)(2) 8,333 487
Synaptics (1)(2) 6,082 755
T1 Energy (2) 31,400 298
Ultra Clean Holdings (2) 6,295 898
Universal Display  5,321 461
Veeco Instruments (2) 9,347 708
64,127
Software  5.1%
A10 Networks  23,172 866
ACI Worldwide (2) 16,223 816
Adeia  22,764 750
Agilysys (2) 3,981 416
Alarm.com Holdings (2) 7,821 365
Appfolio, Class A (2) 3,793 608
Appian, Class A (2) 6,301 144

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Asana, Class A (1)(2) 16,541 116
Atlassian, Class A (2) 23,066 1,794
Aurora Innovation (1)(2) 169,524 1,156
Bentley Systems, Class B (1) 16,243 486
BILL Holdings (2) 16,183 585
BitMine Immersion Technologies  66,483 885
Blackbaud (2) 4,834 143
BlackLine (2) 6,582 185
Box, Class A (2) 22,260 591
Braze, Class A (2) 14,566 316
C3.ai, Class A (1)(2) 22,400 204
CCC Intelligent Solutions Holdings (2) 96,297 497
Cerence (2) 16,888 191
Cipher Digital (2) 46,953 1,150
Circle Internet Group (2) 7,761 486
Cleanspark (1)(2) 37,805 550
Commvault Systems (2) 6,659 944
Consensus Cloud Solutions (2) 7,067 270
Core Scientific (2) 45,423 1,162
CYNGN (1)(2) 20,900 29
Digimarc (1)(2) 19,100 157
Digital Turbine (2) 15,700 203
Docusign (2) 28,094 1,248
Dolby Laboratories, Class A (1) 7,313 385
Domo, Class B (1)(2) 15,600 49
Dropbox, Class A (2) 19,225 528
D-Wave Quantum (1)(2) 50,977 1,223
Dynatrace (2) 36,647 1,609
Elastic (2) 12,300 701
Five9 (2) 9,410 201
Freshworks, Class A (2) 30,158 305
Gitlab, Class A (2) 22,026 672
Guidewire Software (2) 11,235 1,382
HubSpot (2) 7,503 1,369
Hut 8 (2) 14,990 1,731
Intapp (2) 9,817 247
Intellicheck (2) 19,500 80
InterDigital (1) 4,341 1,229
Keel Infrastructure (2) 42,058 241
Klaviyo, Class A (2) 19,477 294
Life360 (1)(2) 10,890 603
LivePerson (2) 16,600 32
LiveRamp Holdings (2) 8,990 338

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Manhattan Associates (2) 8,409 1,171
MARA Holdings (1)(2) 39,422 548
Mitek Systems (2) 18,497 372
N-able (2) 25,150 92
nCino (2) 17,601 288
NCR Voyix (1)(2) 20,367 166
Nutanix, Class A (2) 37,694 1,921
OneSpan  15,400 221
PAR Technology (1)(2) 9,530 166
Pegasystems  15,098 452
Procore Technologies (2) 18,113 736
Progress Software (2) 7,268 244
Q2 Holdings (2) 9,764 470
Qualys (2) 4,419 608
Rapid7 (2) 11,543 94
RingCentral, Class A  9,151 357
Riot Platforms (2) 45,800 1,254
Rubrik, Class A (2) 19,019 1,527
SailPoint (1)(2) 13,031 191
Samsara, Class A (2) 56,525 1,833
SentinelOne, Class A (2) 42,208 716
ServiceTitan, Class A (2) 8,249 583
SoundHound AI, Class A (1)(2) 57,108 369
Sprinklr, Class A (2) 17,700 91
SPS Commerce (2) 3,281 188
Strategy (2) 47,738 4,150
Telos (2) 35,700 164
Tenable Holdings (2) 13,989 516
Teradata (1)(2) 11,751 407
Terawulf (2) 60,515 1,495
Thryv Holdings (2) 16,422 65
UiPath, Class A (1)(2) 55,311 601
Unity Software (2) 47,040 1,344
Varonis Systems (2) 16,851 707
Veritone (1)(2) 28,200 39
Vertex, Class A (2) 11,530 132
Workiva (2) 8,758 425
Yext (2) 23,700 111
Zeta Global Holdings, Class A (2) 28,433 560
Zoom Communications (2) 33,971 2,932
Zscaler (2) 14,632 2,065
60,903

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Technology Hardware, Storage & Peripherals  0.6%
Eastman Kodak (2) 19,000 176
Everpure, Class A (2) 41,845 3,297
GPGI  15,823 251
Immersion (1) 20,635 140
IonQ (1)(2) 51,169 2,725
Quantum (1)(2) 11,000 121
Quantum Computing (1)(2) 28,899 280
Turtle Beach (1)(2) 10,100 126
7,116
Total Information Technology 218,192
MATERIALS  4.1%
Chemicals  1.6%
Ashland  6,077 400
Aspen Aerogels (2) 16,921 107
Avient  13,478 498
Axalta Coating Systems (2) 28,663 981
Balchem  5,282 892
Cabot  7,820 710
Celanese  14,842 683
Chemours  19,919 409
Eastman Chemical  11,929 799
Ecovyst (2) 26,100 325
Element Solutions  28,044 1,339
FMC (1) 13,713 158
Hawkins  2,813 400
HB Fuller  8,670 505
Huntsman  22,389 238
Ingevity (2) 6,600 493
Innospec  4,684 381
Kronos Worldwide  30,100 191
Minerals Technologies  3,310 245
NewMarket  880 696
Olin  17,067 338
Orion  43,600 289
Perimeter Solutions (2) 19,823 707
PureCycle Technologies (1)(2) 27,100 220
Quaker Chemical  2,496 397
RPM International  19,986 2,221
Scotts Miracle-Gro  7,759 528
Sensient Technologies  5,280 651
Solstice Advanced Materials  23,623 2,093

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Stepan  3,500 195
Westlake  5,653 413
18,502
Construction Materials  0.5%
Amrize  68,711 3,662
Eagle Materials  4,467 1,005
Knife River (2) 10,863 909
5,576
Containers & Packaging  0.5%
AptarGroup  8,142 1,019
Crown Holdings  13,698 1,532
Graphic Packaging Holding  41,673 440
Greif, Class A  5,190 387
Myers Industries  9,748 344
O-I Glass (2) 27,600 266
Ranpak Holdings (1)(2) 21,200 155
Silgan Holdings (1) 11,843 549
Sonoco Products  10,907 615
TriMas  5,886 265
5,572
Metals & Mining  1.5%
Alcoa  37,168 1,938
Alpha Metallurgical Resources (2) 1,673 276
American Battery Technology (1)(2) 17,200 49
Century Aluminum (2) 7,258 334
Cleveland-Cliffs (2) 75,326 707
Coeur Mining  147,458 2,406
Commercial Metals  14,049 882
Compass Minerals International (2) 8,400 261
Hecla Mining  96,193 1,484
Ivanhoe Electric (2) 26,964 259
Kaiser Aluminum  2,336 457
Materion  3,100 922
Metallus (2) 13,800 258
MP Materials (1)(2) 19,721 1,105
Reliance  7,638 2,854
Royal Gold  11,376 2,271
Ryerson Holding  14,085 347
USA Rare Earth (2) 31,754 685
Warrior Met Coal  9,636 782
Worthington Steel  5,579 187
18,464

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Paper & Forest Products  0.0%
Clearwater Paper (2) 6,688 105
Magnera (2) 10,600 124
Sylvamo  4,392 166
395
Total Materials 48,509
REAL ESTATE  5.0%
Diversified Real Estate Investment Trusts  0.3%
AH Realty Trust, REIT  47,957 340
Broadstone Net Lease, REIT  30,786 636
Essential Properties Realty Trust, REIT  19,229 574
Gladstone Commercial, REIT  18,817 231
Global Net Lease, REIT  29,521 264
WP Carey, REIT  27,365 1,957
4,002
Health Care Real Estate Investment Trusts  0.7%
American Healthcare REIT, REIT  29,278 1,527
CareTrust REIT, REIT  25,517 1,029
Chiron Real Estate, REIT (1) 9,079 341
Diversified Healthcare Trust, REIT  43,789 407
Healthcare Realty Trust, REIT  62,103 1,253
LTC Properties, REIT  3,550 136
Medical Properties Trust, REIT (1) 65,730 304
National Health Investors, REIT  6,330 483
Omega Healthcare Investors, REIT  34,634 1,651
Sabra Health Care REIT, REIT  31,977 624
Universal Health Realty Income Trust, REIT  6,516 286
8,041
Hotel & Resort Real Estate Investment Trusts  0.3%
Apple Hospitality REIT, REIT  43,846 737
DiamondRock Hospitality, REIT  30,600 373
Park Hotels & Resorts, REIT  17,448 248
Pebblebrook Hotel Trust, REIT  23,553 457
Ryman Hospitality Properties, REIT  7,933 1,020
Service Properties Trust, REIT  47,800 81
Summit Hotel Properties, REIT (1) 47,200 331
Sunstone Hotel Investors, REIT  16,394 188
Xenia Hotels & Resorts, REIT  17,149 349
3,784
Industrial Real Estate Investment Trusts  0.6%
Americold Realty Trust, REIT  36,129 568

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
EastGroup Properties, REIT  8,316 1,684
First Industrial Realty Trust, REIT  13,896 852
Innovative Industrial Properties, REIT  4,983 309
Lineage, REIT  9,458 409
LXP Industrial Trust, REIT  7,888 425
Rexford Industrial Realty, REIT  34,744 1,164
STAG Industrial, REIT  19,477 741
Terreno Realty, REIT  16,467 1,067
7,219
Office Real Estate Investment Trusts  0.4%
COPT Defense Properties, REIT  7,705 281
Cousins Properties, REIT  15,069 452
Douglas Emmett, REIT  24,962 295
Empire State Realty Trust, Class A, REIT  38,874 210
Highwoods Properties, REIT (1) 7,240 218
JBG SMITH Properties, REIT (1) 16,315 239
Kilroy Realty, REIT  17,700 663
NET Lease Office Properties, REIT  16,021 178
Piedmont Realty Trust, Class A, REIT (2) 29,300 268
Postal Realty Trust, Class A, REIT (1) 21,812 538
SL Green Realty, REIT (1) 10,988 569
Vornado Realty Trust, REIT  27,557 1,083
4,994
Real Estate Management & Development  0.6%
Compass, Class A (1)(2) 96,099 1,185
Cushman & Wakefield (2) 37,912 508
Douglas Elliman (2) 40,938 72
FRP Holdings (2) 14,996 375
Howard Hughes Holdings (2) 2,800 200
Jones Lang LaSalle (2) 6,777 2,101
Newmark Group, Class A  18,342 277
Opendoor Technologies (2) 99,832 461
Opendoor Technologies, Warrants, 11/20/26 (1)(2) 3,486 2
Opendoor Technologies, Warrants, 11/20/26 (1)(2) 3,486 1
Opendoor Technologies, Warrants, 11/20/26 (1)(2) 3,486 1
Seaport Entertainment Group (1)(2) 8,311 221
Seritage Growth Properties, Class A (1)(2) 31,645 83
St. Joe  5,858 367
Tejon Ranch (2) 12,850 240
Zillow Group, Class A (2) 5,741 180
Zillow Group, Class C (2) 23,671 746
7,020

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Residential Real Estate Investment Trusts  0.5%
American Homes 4 Rent, Class A, REIT  47,780 1,602
Bluerock Homes Trust, REIT  6,174 56
Centerspace, REIT  3,957 222
Equity LifeStyle Properties, REIT  27,639 1,781
Independence Realty Trust, REIT  20,465 341
Sun Communities, REIT  18,432 2,210
UMH Properties, REIT  16,772 254
6,466
Retail Real Estate Investment Trusts  0.8%
Acadia Realty Trust, REIT  31,804 665
Agree Realty, REIT (1) 13,897 1,053
Alexander's, REIT  915 252
Brixmor Property Group, REIT  48,667 1,535
Curbline Properties, REIT  16,888 513
Getty Realty, REIT  11,622 388
InvenTrust Properties, REIT  7,460 264
Kite Realty Group Trust, REIT  26,325 747
Macerich, REIT  34,669 873
NETSTREIT, REIT  14,735 311
NNN REIT, REIT  23,243 1,082
Phillips Edison, REIT  12,370 515
Saul Centers, REIT  10,119 378
Tanger, REIT  14,049 555
Urban Edge Properties, REIT  9,367 214
9,345
Specialized Real Estate Investment Trusts  0.8%
CubeSmart, REIT  36,436 1,449
EPR Properties, REIT  6,521 378
Four Corners Property Trust, REIT  6,401 157
Gaming & Leisure Properties, REIT  37,490 1,669
Gladstone Land, REIT  23,119 197
Global Self Storage, REIT  19,971 105
Lamar Advertising, Class A, REIT  14,243 2,222
Millrose Properties, REIT  15,090 454
National Storage Affiliates Trust, REIT (1) 8,516 379
Outfront Media, REIT  18,232 597
Rayonier, REIT  45,768 974
Safehold, REIT  6,308 99
Smartstop Self Storage REIT, REIT  10,425 339
9,019
Total Real Estate 59,890

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
UTILITIES  1.9%
Electric Utilities  0.6%
Genie Energy, Class B  18,086 261
Hawaiian Electric Industries (2) 25,000 338
IDACORP (1) 7,408 1,121
MGE Energy  6,209 506
OGE Energy  28,755 1,399
Oklo (1)(2) 19,303 1,010
Otter Tail  6,824 614
Portland General Electric  18,125 940
TXNM Energy  9,982 567
6,756
Gas Utilities  0.5%
Chesapeake Utilities  4,288 525
MDU Resources Group  26,694 566
National Fuel Gas  15,149 1,170
New Jersey Resources  13,704 768
Northwest Natural Holding  10,145 498
ONE Gas  7,678 592
RGC Resources  8,179 195
Southwest Gas Holdings  8,070 716
Spire  4,974 388
UGI  24,992 863
6,281
Independent Power & Renewable Electricity
Producers  0.3%
Clearway Energy, Class C  9,093 311
Fervo Energy, Class A (2) 17,164 501
Ormat Technologies  8,190 892
Talen Energy (2) 5,824 2,238
3,942
Multi-Utilities  0.2%
Avista  10,850 444
Black Hills  8,110 603
Northwestern Energy Group  8,468 607
Unitil  8,907 469
2,123
Water Utilities  0.3%
American States Water  6,799 562
California Water Service Group  10,814 526
Essential Utilities  40,044 1,534

T. ROWE PRICE Extended Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
H2O America  4,960 301
Middlesex Water  7,354 413
3,336
Total Utilities 22,438
Total Common Stocks (Cost $642,393) 1,184,299
PREFERRED STOCKS  0.0%
COMMUNICATION SERVICES  0.0%
Diversified Telecommunication Services  0.0%
Liberty Latin America, Series A, 9.00% (4) 2,254 49
Total Communication Services 49
Total Preferred Stocks (Cost $52) 49
SHORT-TERM INVESTMENTS  0.7%
Money Market Funds  0.7%
T. Rowe Price Government Reserve Fund, 3.69% (5)(6) 8,436,045 8,436
Total Short-Term Investments (Cost $8,436) 8,436
SECURITIES LENDING COLLATERAL  2.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 2.9%
Money Market Funds 2.9%
T. Rowe Price Treasury Reserve Fund, 3.66% (5)(6) 34,092,299 34,092
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 34,092
Total Securities Lending Collateral (Cost $34,092) 34,092
Total Investments in Securities
102.8% of Net Assets
(Cost $684,973) $ 1,226,876
‡ Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) See Note 4. All or a portion of this security is on loan at June 30, 2026.
(2) Non-income producing
(3) See Note 2. Level 3 in fair value hierarchy.

T. ROWE PRICE Extended Equity Market Index Fund

.
.
.
.
.
.
.
.
.
.
(4) Perpetual security with no stated maturity date.
(5) Seven-day yield
(6) Affiliated Companies
CVR Contingent Value Rights
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Extended Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 26 Russell 2000 E-Mini Index contracts 9/26 3,959 $ 104
Long, 10 S&P 400 E-Mini MidCap Index contracts 9/26 3,885 52
Net payments (receipts) of variation margin to date (106)
Variation margin receivable (payable) on open futures contracts $ 50

T. ROWE PRICE Extended Equity Market Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.69% $ — $ — $ 78
T. Rowe Price Treasury Reserve Fund, 3.66% — — — ++
Totals $ — # $ — $ 78 +
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
T. Rowe Price Government
Reserve Fund, 3.69% $ 2,271 ¤ ¤ $ 8,436
T. Rowe Price Treasury
Reserve Fund, 3.66% 44,617 ¤ ¤ 34,092
Total $ 42,528 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $78 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $42,528.

T. ROWE PRICE Extended Equity Market Index Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $684,973) $ 1,226,876
Dividends receivable 740
Cash deposits on futures contracts 510
Receivable for shares sold 281
Variation margin receivable on futures contracts 50
Other assets 50
Total assets 1,228,507
Liabilities
Obligation to return securities lending collateral 34,092
Payable for shares redeemed 792
Investment management fees payable 86
Due to affiliates 67
Payable to directors 1
Other liabilities 110
Total liabilities 35,148
NET ASSETS $ 1,193,359
Net Assets Consist of:
Total distributable earnings (loss) $ 640,640
Paid-in capital applicable to 28,810,357 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 552,719
NET ASSETS $ 1,193,359
NET ASSET VALUE PER SHARE $ 41.42

T. ROWE PRICE Extended Equity Market Index Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $6) $ 5,242
Securities lending 205
Total income 5,447
Expenses
Investment management 481
Shareholder servicing 582
Prospectus and shareholder reports 14
Custody and accounting 113
Registration 23
Legal and audit 17
Directors 1
Miscellaneous 8
Total expenses 1,239
Net investment income 4,208
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 89,157
Futures 14
Net realized gain 89,171
Change in net unrealized gain / loss
Securities 90,082
Futures 167
Change in net unrealized gain / loss 90,249
Net realized and unrealized gain / loss 179,420
INCREASE IN NET ASSETS FROM OPERATIONS $ 183,628

T. ROWE PRICE Extended Equity Market Index Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 4,208 $ 9,651
Net realized gain 89,171 70,919
Change in net unrealized gain / loss 90,249 25,738
Increase in net assets from operations 183,628 106,308
Distributions to shareholders
Net earnings – (40,366)
Capital share transactions
*
Shares sold 133,083 133,941
Distributions reinvested – 36,435
Shares redeemed (159,273) (212,374)
Decrease in net assets from capital share
transactions (26,190) (41,998)
Net Assets
Increase during period 157,438 23,944
Beginning of period 1,035,921 1,011,977
End of period $ 1,193,359 $ 1,035,921
*Share information (000s)
Shares sold 3,526 3,856
Distributions reinvested – 1,027
Shares redeemed (4,263) (6,204)
Decrease in shares outstanding (737) (1,321)

T. ROWE PRICE Extended Equity Market Index Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Extended Equity Market
Index Fund (the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization U.S. stocks.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss

T. ROWE PRICE Extended Equity Market Index Fund

from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2026, the fund realized $65,369,000 of net gain on
$72,023,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties

T. ROWE PRICE Extended Equity Market Index Fund

and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE Extended Equity Market Index Fund

.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Extended Equity Market Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,184,299 $ — $ — $ 1,184,299
Preferred Stocks 49 — — 49
Short-Term Investments 8,436 — — 8,436
Securities Lending Collateral 34,092 — — 34,092
Total Securities 1,226,876 — — 1,226,876
Futures Contracts* 156 — — 156
Total $ 1,227,032 $ — $ — $ 1,227,032
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Extended Equity Market Index Fund

with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 156
*
Total $ 156
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 14
Total $ 14

T. ROWE PRICE Extended Equity Market Index Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of June 30, 2026, cash of $510,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Change in Unrealized
Gain (Loss)
Equity derivatives $ 167
Total $ 167

T. ROWE PRICE Extended Equity Market Index Fund

to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net

T. ROWE PRICE Extended Equity Market Index Fund

of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2026, the value of loaned securities was $67,620,000; the aggregate value of collateral was $69,411,000 and consisted of cash collateral and related investments of $34,092,000 and
U.S. government securities of $35,319,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $92,240,000 and $45,835,000, respectively, for the six months ended June 30, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $687,830,000. Net unrealized gain aggregated
$539,202,000 at period-end, of which $619,792,000 related to appreciated investments and $80,590,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a

T. ROWE PRICE Extended Equity Market Index Fund

reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The fund is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The Fund is required to repay Price Associates for expenses previously waived/paid to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account)
to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Extended Equity Market Index Fund

In addition, the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-
recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.35%. The agreement may only be terminated with approval by the fund’s shareholders. The fund is required to repay Price Associates for expenses previously waived/paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the six months ended June 30, 2026.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the six months ended June 30, 2026, expenses incurred pursuant to these service agreements were $63,000 for Price
Associates; $322,000 for T. Rowe Price Services, Inc.; and $46,000 for T. Rowe
Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Expense limitation 0.25%
Expense limitation date 02/29/28
(Waived)/repaid during the period ($000s) $—

T. ROWE PRICE Extended Equity Market Index Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe
Price Treasury Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE Extended Equity Market Index Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Extended Equity Market Index Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory
Contract. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management

T. ROWE PRICE Extended Equity Market Index Fund

of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by
Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Extended Equity Market Index Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the
advisory fees that the Adviser receives from the fund. The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size, and have also benefitted from management fee reductions over the years. In addition, the fund is subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group); and (ii) actual management fees and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Extended Equity Market Index Fund

waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses.
Broadridge compared the fund with small-cap core index funds and other funds as appropriate. The information provided to the Board indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group) and third quintile (Expense Universe), and the total expenses ranked in the second quintile
(Expense Group) and third quintile (Expense Universe).
At the request of the Adviser, Broadridge also included mid-cap growth funds in the peer groups. The information provided to the Board indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the third quintile (Expense Group) and fourth quintile (Expense Universe), and the total expenses ranked in the third quintile
(Expense Group) and fourth quintile (Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Extended Equity Market Index Fund

the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F124-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026